UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01530

Name of Registrant:	Vanguard Explorer Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—October 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Explorer™ Fund Investor Shares - VEXPX

Explorer™ Fund Admiral™ Shares - VEXRX

Vanguard Explorer™ Fund

Investor Shares (VEXPX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Explorer Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.39%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Growth stocks outperformed their value counterparts, large-capitalization stocks outpaced small- and mid-caps, and stocks outside the U.S. outpaced their U.S. counterparts.

  Nine of the Fund’s 11 industry sectors detracted from relative performance. Stock selection in industrials, information technology, and materials detracted the most. Underweight allocations to consumer discretionary and health care contributed modestly.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Russell 2500 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$8,923	$8,890	$9,292
2016	$9,844	$9,695	$10,003
2016	$10,533	$10,448	$10,609
2016	$10,247	$10,000	$10,421
2017	$11,359	$11,081	$11,311
2017	$11,913	$11,704	$11,860
2017	$12,383	$12,135	$12,320
2017	$13,024	$13,007	$12,917
2018	$14,216	$14,145	$14,157
2018	$14,169	$13,705	$13,410
2018	$15,460	$14,828	$14,344
2018	$14,602	$13,724	$13,765
2019	$14,731	$13,951	$13,828
2019	$16,167	$15,352	$15,097
2019	$16,444	$15,689	$15,334
2019	$16,084	$15,340	$15,608
2020	$17,076	$16,555	$16,645
2020	$14,841	$14,733	$14,918
2020	$17,847	$17,794	$16,990
2020	$18,349	$18,670	$17,167
2021	$23,181	$23,879	$20,065
2021	$25,479	$24,643	$22,528
2021	$25,975	$24,698	$23,604
2021	$26,838	$25,601	$24,733
2022	$23,795	$21,182	$23,776
2022	$21,747	$18,955	$21,771
2022	$21,660	$19,179	$21,767
2022	$20,640	$18,591	$20,542
2023	$22,446	$19,807	$21,774
2023	$21,430	$18,941	$22,049
2023	$23,541	$21,096	$24,514
2023	$20,158	$17,698	$22,267
2024	$23,896	$20,929	$25,943
2024	$24,537	$21,504	$26,992
2024	$26,359	$23,612	$29,687
2024	$26,530	$23,752	$30,727
2025	$28,064	$25,322	$32,760
2025	$24,004	$21,685	$30,030
2025	$26,764	$24,784	$34,357
2025	$28,573	$27,501	$37,150

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	7.70%	9.26%	11.07%
Russell 2500 Growth Index	15.78%	8.05%	10.65%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$20,545
Number of Portfolio Holdings	727
Portfolio Turnover Rate	51%
Total Investment Advisory Fees (in thousands)	$30,715

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	2.6%
Consumer Discretionary	11.0%
Consumer Staples	2.2%
Energy	2.9%
Financials	11.9%
Health Care	17.7%
Industrials	22.8%
Information Technology	19.3%
Materials	2.4%
Other	1.3%
Real Estate	2.8%
Utilities	1.5%
Other Assets and Liabilities—Net	1.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR24

Vanguard Explorer™ Fund

Admiral™ Shares (VEXRX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Explorer Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$29	0.28%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Growth stocks outperformed their value counterparts, large-capitalization stocks outpaced small- and mid-caps, and stocks outside the U.S. outpaced their U.S. counterparts.

  Nine of the Fund’s 11 industry sectors detracted from relative performance. Stock selection in industrials, information technology, and materials detracted the most. Underweight allocations to consumer discretionary and health care contributed modestly.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $50,000

	Admiral Shares	Russell 2500 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2016	$44,628	$44,448	$46,461
2016	$49,248	$48,474	$50,017
2016	$52,717	$52,240	$53,043
2016	$51,298	$50,000	$52,104
2017	$56,879	$55,406	$56,554
2017	$59,669	$58,519	$59,301
2017	$62,047	$60,677	$61,598
2017	$65,277	$65,034	$64,587
2018	$71,267	$70,723	$70,783
2018	$71,051	$68,525	$67,048
2018	$77,552	$74,138	$71,719
2018	$73,267	$68,622	$68,824
2019	$73,936	$69,754	$69,138
2019	$81,175	$76,761	$75,485
2019	$82,583	$78,443	$76,670
2019	$80,791	$76,700	$78,042
2020	$85,802	$82,775	$83,224
2020	$74,593	$73,666	$74,592
2020	$89,724	$88,970	$84,950
2020	$92,272	$93,350	$85,837
2021	$116,599	$119,393	$100,323
2021	$128,201	$123,217	$112,642
2021	$130,731	$123,489	$118,018
2021	$135,109	$128,006	$123,666
2022	$119,817	$105,909	$118,879
2022	$109,547	$94,776	$108,854
2022	$109,133	$95,896	$108,834
2022	$104,031	$92,957	$102,712
2023	$113,163	$99,037	$108,871
2023	$108,063	$94,706	$110,243
2023	$118,747	$105,479	$122,569
2023	$101,700	$88,492	$111,333
2024	$120,603	$104,647	$129,714
2024	$123,879	$107,521	$134,961
2024	$133,099	$118,059	$148,437
2024	$134,004	$118,762	$153,634
2025	$141,790	$126,612	$163,800
2025	$121,313	$108,426	$150,149
2025	$135,298	$123,921	$171,784
2025	$144,483	$137,503	$185,749

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	7.82%	9.38%	11.19%
Russell 2500 Growth Index	15.78%	8.05%	10.65%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$20,545
Number of Portfolio Holdings	727
Portfolio Turnover Rate	51%
Total Investment Advisory Fees (in thousands)	$30,715

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	2.6%
Consumer Discretionary	11.0%
Consumer Staples	2.2%
Energy	2.9%
Financials	11.9%
Health Care	17.7%
Industrials	22.8%
Information Technology	19.3%
Materials	2.4%
Other	1.3%
Real Estate	2.8%
Utilities	1.5%
Other Assets and Liabilities—Net	1.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5024

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
(a) Audit Fees.	$44,000	$46,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$44,000	$46,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,793,970	$1,517,669
Tax Fees.	$1,617,438	$1,916,879
All Other Fees.	$25,000	$268,000
Total.	$5,436,408	$3,702,548

(h)       For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2025
Vanguard Explorer™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Explorer Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Communication Services (2.6%)
	New York Times Co. Class A	1,956,136	111,480
	Cinemark Holdings Inc.	3,183,390	85,983
*	Live Nation Entertainment Inc.	553,691	82,793
*	Take-Two Interactive Software Inc.	209,131	53,615
*	Cargurus Inc.	1,035,884	36,380
*	Ziff Davis Inc.	1,014,884	34,405
*	Lumen Technologies Inc.	2,445,931	25,144
*	Roku Inc.	146,169	15,513
*	AST SpaceMobile Inc.	189,557	15,212
*	Reddit Inc. Class A	70,604	14,753
*	Yelp Inc.	335,280	11,058
*	ZipRecruiter Inc. Class A	2,276,383	10,585
*	fuboTV Inc.	1,600,112	6,048
*	Globalstar Inc.	105,984	5,767
*	EverQuote Inc. Class A	256,539	5,526
*	Magnite Inc.	270,090	4,829
	Playtika Holding Corp.	643,324	2,361
*	Bandwidth Inc. Class A	138,727	2,240
*	Bumble Inc. Class A	328,871	1,825
*	Mediaalpha Inc. Class A	109,501	1,396
*	QuinStreet Inc.	70,587	1,044
*	Anterix Inc.	47,158	954
	IDT Corp. Class B	14,504	735
			529,646
Consumer Discretionary (11.0%)
*	Burlington Stores Inc.	518,696	141,910
	Somnigroup International Inc.	1,504,366	119,356
	Patrick Industries Inc.	1,017,650	106,212
*	Shake Shack Inc. Class A	983,039	94,873
*	YETI Holdings Inc.	2,639,572	89,719
*	Valvoline Inc.	2,638,793	87,107
	Wingstop Inc.	386,724	83,776
[1]	Hyatt Hotels Corp. Class A	600,595	82,528
*	Life Time Group Holdings Inc.	3,104,772	76,781
	Meritage Homes Corp.	1,114,581	75,301
	Churchill Downs Inc.	740,111	73,419
*	Champion Homes Inc.	983,510	67,105
[1]	Cheesecake Factory Inc.	1,321,240	65,798
	Texas Roadhouse Inc.	387,930	63,458
*	Chewy Inc. Class A	1,838,409	61,991
	Levi Strauss & Co. Class A	2,813,006	57,048
*	Five Below Inc.	319,858	50,304
	Installed Building Products Inc.	198,899	49,373
*	Boot Barn Holdings Inc.	235,725	44,705
*	Ollie's Bargain Outlet Holdings Inc.	367,043	44,342
	Domino's Pizza Inc.	101,824	40,573
*	Light & Wonder Inc.	553,647	40,250
	Tractor Supply Co.	678,362	36,706
*	Viking Holdings Ltd.	489,717	29,799
*	Duolingo Inc.	110,088	29,794
	Academy Sports & Outdoors Inc.	602,058	28,833
	Tapestry Inc.	251,705	27,642
*	DraftKings Inc. Class A	824,345	25,217
*	Bright Horizons Family Solutions Inc.	219,926	24,022
*	Sportradar Group AG Class A	908,861	23,276
	Travel & Leisure Co.	362,760	22,774
*	Norwegian Cruise Line Holdings Ltd.	1,009,375	22,630
*	Genius Sports Ltd.	1,932,167	21,756
*	Floor & Decor Holdings Inc. Class A	313,208	19,569

Explorer Fund
		Shares	Market Value• ($000)
	Hasbro Inc.	221,937	16,936
	Pool Corp.	62,023	16,564
*	Frontdoor Inc.	237,690	15,790
*	BJ's Restaurants Inc.	447,139	15,185
*	Deckers Outdoor Corp.	184,804	15,062
	Ralph Lauren Corp.	46,163	14,756
*	Cavco Industries Inc.	27,552	14,597
*	Adtalem Global Education Inc.	127,947	12,541
*	Sally Beauty Holdings Inc.	791,722	11,963
*	National Vision Holdings Inc.	452,125	11,642
*	Fox Factory Holding Corp.	474,532	10,492
*	Sonos Inc.	530,049	9,101
*	Etsy Inc.	145,172	9,001
*	Universal Technical Institute Inc.	302,064	8,977
	Red Rock Resorts Inc. Class A	164,812	8,786
*	Planet Fitness Inc. Class A	95,670	8,676
	Buckle Inc.	148,238	8,123
*	Brinker International Inc.	71,466	7,765
*	Coursera Inc.	903,339	7,606
*	Grand Canyon Education Inc.	39,677	7,471
	Monarch Casino & Resort Inc.	81,588	7,349
*	Warby Parker Inc. Class A	350,142	6,859
*	Udemy Inc.	1,069,417	6,090
*	Dorman Products Inc.	44,766	6,004
	Upbound Group Inc.	262,825	5,094
	Visteon Corp.	47,142	5,052
	Build-A-Bear Workshop Inc.	89,060	4,829
*	Wayfair Inc. Class A	43,075	4,459
*	Taylor Morrison Home Corp.	70,963	4,206
	OneSpaWorld Holdings Ltd.	173,696	4,042
*	Gentherm Inc.	100,935	3,714
	Carriage Services Inc.	80,893	3,616
*	Groupon Inc.	151,527	3,050
*	Modine Manufacturing Co.	19,897	3,048
*	Dutch Bros Inc. Class A	52,372	2,909
*	ThredUP Inc. Class A	311,562	2,739
*	American Public Education Inc.	79,481	2,662
	Perdoceo Education Corp.	81,734	2,596
*	Peloton Interactive Inc. Class A	322,735	2,343
*	Tri Pointe Homes Inc.	64,915	2,068
*	Stitch Fix Inc. Class A	467,071	1,957
	Kontoor Brands Inc.	20,180	1,633
	Standard Motor Products Inc.	40,577	1,507
*	Sabre Corp.	590,708	1,208
	Dine Brands Global Inc.	45,169	1,117
	Super Group SGHC Ltd.	93,480	1,010
*	Genesco Inc.	31,436	912
*	Birkenstock Holding plc	18,049	720
*,1	Luminar Technologies Inc.	550,640	639
*	Accel Entertainment Inc.	54,073	551
			2,252,964
Consumer Staples (2.2%)
	Casey's General Stores Inc.	166,350	85,369
*	Performance Food Group Co.	657,514	63,608
*	BellRing Brands Inc.	1,995,284	60,118
	Turning Point Brands Inc.	541,010	48,637
*	BJ's Wholesale Club Holdings Inc.	493,243	43,534
*	Freshpet Inc.	805,670	39,647
*	e.l.f. Beauty Inc.	291,092	35,554
*	Sprouts Farmers Market Inc.	211,507	16,701
	PriceSmart Inc.	100,533	11,555
*	Celsius Holdings Inc.	178,558	10,754
	Coca-Cola Consolidated Inc.	58,660	7,648
	Pilgrim's Pride Corp.	186,921	7,122
*	Herbalife Ltd.	601,475	4,812
	John B Sanfilippo & Son Inc.	39,124	2,456
	Energizer Holdings Inc.	100,177	2,327
	Cal-Maine Foods Inc.	20,973	1,841
	Marzetti Co.	9,851	1,544

Explorer Fund
		Shares	Market Value• ($000)
	J & J Snack Foods Corp.	17,512	1,482
*	Boston Beer Co. Inc. Class A	4,230	876
	Dole plc	41,105	524
	Natural Grocers by Vitamin Cottage Inc.	11,833	380
			446,489
Energy (2.9%)
	Viper Energy Inc. Class A	4,057,998	152,418
	Magnolia Oil & Gas Corp. Class A	4,794,813	107,692
*	Antero Resources Corp.	3,390,793	104,809
	Expand Energy Corp.	421,348	43,529
	TechnipFMC plc	1,042,247	43,097
	Weatherford International plc	498,263	36,717
	Matador Resources Co.	882,018	34,804
*	Par Pacific Holdings Inc.	399,237	15,962
	Antero Midstream Corp.	641,066	11,058
*	Oceaneering International Inc.	451,746	10,521
	Crescent Energy Co. Class A	783,844	6,608
	HF Sinclair Corp.	125,369	6,469
*	Gulfport Energy Corp.	31,056	5,777
	Permian Resources Corp.	425,626	5,346
*,1	Centrus Energy Corp. Class A	10,390	3,818
*	REX American Resources Corp.	88,552	2,836
*	Amplify Energy Corp.	363,162	1,649
	Ovintiv Inc. (XNYS)	38,529	1,445
	Dorian LPG Ltd.	38,251	1,104
	VAALCO Energy Inc.	217,663	855
*	Tidewater Inc.	15,437	781
*	BKV Corp.	32,413	765
			598,060
Financials (11.9%)
	Houlihan Lokey Inc.	939,161	168,185
	Wintrust Financial Corp.	1,079,939	140,414
	UMB Financial Corp.	1,242,773	132,828
	Cadence Bank	3,186,039	120,241
	Voya Financial Inc.	1,483,182	110,438
	Columbia Banking System Inc.	4,051,217	108,573
	First American Financial Corp.	1,727,516	107,987
	HA Sustainable Infrastructure Capital Inc.	3,582,328	99,266
	Synovus Financial Corp.	2,131,945	95,170
	Morningstar Inc.	425,088	90,246
	StepStone Group Inc. Class A	1,479,401	90,066
	Assurant Inc.	389,273	82,417
	Ally Financial Inc.	1,984,200	77,324
	Piper Sandler Cos.	231,808	74,007
	Ryan Specialty Holdings Inc.	1,305,128	71,521
	Assured Guaranty Ltd.	793,736	63,959
	FirstCash Holdings Inc.	384,284	60,909
*	Palomar Holdings Inc.	516,739	58,913
*,1	Klarna Group plc	1,353,888	50,866
*,1	Shift4 Payments Inc. Class A	607,030	41,946
	Evercore Inc. Class A	131,857	38,840
	Kinsale Capital Group Inc.	95,092	37,986
*	Remitly Global Inc.	2,241,444	35,953
*	Toast Inc. Class A	880,381	31,817
*	Euronet Worldwide Inc.	386,747	29,339
	BGC Group Inc. Class A	3,162,954	28,909
	Tradeweb Markets Inc. Class A	254,872	26,861
*	Encore Capital Group Inc.	617,233	25,665
	Hamilton Lane Inc. Class A	223,834	25,508
*	SoFi Technologies Inc.	842,701	25,011
*	Affirm Holdings Inc.	285,421	20,516
*	StoneCo. Ltd. Class A	984,893	18,723
	Popular Inc.	159,255	17,752
	Moelis & Co. Class A	275,803	17,467
*	NMI Holdings Inc.	453,562	16,523
	WisdomTree Inc.	1,271,334	15,205
	Everest Group Ltd.	39,807	12,520
*,1	Bullish	237,961	12,034
	Virtus Investment Partners Inc.	66,714	10,862

Explorer Fund
		Shares	Market Value• ($000)
	Federated Hermes Inc.	215,625	10,453
	First BanCorp (XNYS)	517,378	10,084
*	Skyward Specialty Insurance Group Inc.	212,017	9,666
	Acadian Asset Management Inc.	179,366	8,627
*	Accelerant Holdings Class A	729,438	8,476
*	Enova International Inc.	63,222	7,559
	Bank of NT Butterfield & Son Ltd.	142,747	6,603
	XP Inc. Class A	355,466	6,477
*	Upstart Holdings Inc.	132,997	6,320
	Equitable Holdings Inc.	116,833	5,772
*,1	Chime Financial Inc. Class A	331,557	5,693
	Lazard Inc.	108,748	5,307
	Pathward Financial Inc.	77,503	5,275
*	SiriusPoint Ltd.	262,615	4,780
	HCI Group Inc.	23,024	4,697
	PagSeguro Digital Ltd. Class A	415,244	3,982
	Community Financial System Inc.	67,577	3,749
*	Heritage Insurance Holdings Inc.	158,304	3,741
*	Bowhead Specialty Holdings Inc.	145,439	3,485
	Universal Insurance Holdings Inc.	104,633	3,225
	Marex Group plc	97,147	2,948
	WesBanco Inc.	97,225	2,926
*	Marqeta Inc. Class A	549,661	2,490
	Artisan Partners Asset Management Inc. Class A	55,558	2,426
	PROG Holdings Inc.	79,972	2,314
*	Trupanion Inc.	55,658	2,226
	EVERTEC Inc.	74,588	2,124
	Northrim BanCorp Inc.	83,064	1,826
	Bank of Hawaii Corp.	24,403	1,584
*	Payoneer Global Inc.	272,203	1,576
*	Root Inc. Class A	19,466	1,567
	NBT Bancorp Inc.	31,266	1,265
*	Dave Inc.	3,764	901
	Tiptree Inc.	38,292	678
	AMERISAFE Inc.	12,076	484
			2,444,073
Health Care (17.7%)
*	Insmed Inc.	791,051	149,983
	Bio-Techne Corp.	2,201,243	137,732
*	Exact Sciences Corp.	2,038,358	131,861
*	Medpace Holdings Inc.	211,255	123,565
*	Doximity Inc. Class A	1,820,429	120,148
	Encompass Health Corp.	851,064	96,894
*	Ionis Pharmaceuticals Inc.	1,261,723	93,746
*	Penumbra Inc.	387,515	88,109
*	Veracyte Inc.	2,342,060	84,502
*	Halozyme Therapeutics Inc.	1,287,661	83,943
*	Insulet Corp.	265,576	83,128
*	ICON plc	473,962	81,436
*	Option Care Health Inc.	3,010,682	78,368
*	Neurocrine Biosciences Inc.	483,344	69,220
*	Natera Inc.	332,355	66,115
*	iRhythm Technologies Inc.	350,181	65,589
*	Revolution Medicines Inc.	1,035,851	60,949
*	Exelixis Inc.	1,572,652	60,814
*	Cytokinetics Inc.	909,681	57,847
*	Globus Medical Inc. Class A	944,929	57,064
*	Axsome Therapeutics Inc.	397,083	53,602
*	Ultragenyx Pharmaceutical Inc.	1,531,491	52,990
*	Ligand Pharmaceuticals Inc.	276,882	52,970
*	Crinetics Pharmaceuticals Inc.	1,119,672	48,706
*	Travere Therapeutics Inc.	1,291,716	45,417
*	HealthEquity Inc.	479,674	45,368
*	TG Therapeutics Inc.	1,303,280	45,328
*	Repligen Corp.	301,787	44,984
*	Kymera Therapeutics Inc.	721,410	44,612
*	Ascendis Pharma A/S ADR	214,582	43,260
*	Supernus Pharmaceuticals Inc.	718,707	39,622
*	Glaukos Corp.	436,681	38,458

Explorer Fund
		Shares	Market Value• ($000)
	ResMed Inc.	151,315	37,357
*	Roivant Sciences Ltd.	1,831,032	36,602
*	Cooper Cos. Inc.	506,265	35,393
*	Charles River Laboratories International Inc.	188,000	33,853
*	Dexcom Inc.	576,583	33,569
*	RadNet Inc.	421,978	32,066
	STERIS plc	134,952	31,808
*	IDEXX Laboratories Inc.	49,793	31,345
*	Madrigal Pharmaceuticals Inc.	74,381	31,158
*	Certara Inc.	2,648,484	30,802
*	Apellis Pharmaceuticals Inc.	1,433,432	30,776
	Ensign Group Inc.	169,291	30,489
*	Merit Medical Systems Inc.	344,947	30,197
*	Apogee Therapeutics Inc.	530,576	30,025
*	Waystar Holding Corp.	804,419	28,838
*	Celldex Therapeutics Inc.	1,057,540	28,268
*	Schrodinger Inc.	1,145,206	24,095
*	Rhythm Pharmaceuticals Inc.	210,546	23,952
*	Illumina Inc.	189,851	23,454
*	Hologic Inc.	308,104	22,772
*	Progyny Inc.	1,178,729	22,054
*	Tandem Diabetes Care Inc.	1,550,665	21,709
*	Avidity Biosciences Inc.	301,578	21,065
*	Arrowhead Pharmaceuticals Inc.	493,161	20,905
*	Structure Therapeutics Inc. ADR	582,447	19,407
*	TransMedics Group Inc.	135,086	17,769
*	Viking Therapeutics Inc.	444,125	16,912
*	Axogen Inc.	712,316	15,828
*	PROCEPT BioRobotics Corp.	458,724	15,610
*	Azenta Inc.	507,837	15,337
*	Tenet Healthcare Corp.	73,165	15,108
*	Agios Pharmaceuticals Inc.	327,856	14,176
*	Veeva Systems Inc. Class A	48,445	14,107
*	Arvinas Inc.	1,329,786	13,484
*	Hims & Hers Health Inc.	272,938	12,408
*	Mind Medicine MindMed Inc.	855,056	12,142
*	ACADIA Pharmaceuticals Inc.	524,179	11,899
*	Bridgebio Pharma Inc.	188,149	11,786
*	Phreesia Inc.	510,607	11,560
*	BioCryst Pharmaceuticals Inc.	1,546,416	11,320
*	CG oncology Inc.	257,600	11,146
*	Geron Corp. (XNGS)	8,782,392	11,066
*	Guardant Health Inc.	116,568	10,843
*	Teladoc Health Inc.	1,139,571	9,835
*	Privia Health Group Inc.	398,334	9,680
*	LivaNova plc	182,866	9,624
	Stevanato Group SpA	376,964	9,507
*	Legend Biotech Corp. ADR	291,823	9,455
*	Hinge Health Inc. Class A	185,555	9,233
*	Arcus Biosciences Inc.	452,833	8,930
*	10X Genomics Inc. Class A	638,179	8,705
*	Tempus AI Inc.	94,438	8,485
*	Nuvalent Inc. Class A	85,261	8,468
*	Indivior plc	287,981	8,458
*	Ardelyx Inc.	1,368,098	8,291
*	Jazz Pharmaceuticals plc	59,681	8,214
*	Arcutis Biotherapeutics Inc.	312,313	7,905
*	Dyne Therapeutics Inc.	348,416	7,867
*	QuidelOrtho Corp.	287,483	7,759
*	Castle Biosciences Inc.	275,891	7,035
*,1	Keros Therapeutics Inc.	454,005	6,910
*	Praxis Precision Medicines Inc.	34,237	6,805
*	CorVel Corp.	91,137	6,740
*	Prothena Corp. plc	586,973	6,310
*	Sarepta Therapeutics Inc.	250,300	6,010
*	Xencor Inc.	402,106	5,915
*	PTC Therapeutics Inc.	83,778	5,723
*	Amneal Pharmaceuticals Inc.	508,620	5,503
*	Adaptive Biotechnologies Corp.	291,724	5,064
*	LifeStance Health Group Inc.	1,018,597	4,991

Explorer Fund
		Shares	Market Value• ($000)
*	AnaptysBio Inc.	128,846	4,713
*	Talkspace Inc.	1,435,597	4,637
*	Biohaven Ltd.	252,193	4,338
*	Ironwood Pharmaceuticals Inc.	2,234,593	4,290
*	Kiniksa Pharmaceuticals International plc	110,694	4,097
*	Alkermes plc	130,856	4,017
*	Catalyst Pharmaceuticals Inc.	188,135	4,002
*	Puma Biotechnology Inc.	777,390	3,965
*	Beam Therapeutics Inc.	157,621	3,942
*	Xeris Biopharma Holdings Inc.	384,256	3,727
*	Haemonetics Corp.	73,431	3,672
*	Rocket Pharmaceuticals Inc.	922,356	3,477
*	CareDx Inc.	211,731	3,176
*	Viridian Therapeutics Inc.	130,598	3,086
*	Esperion Therapeutics Inc.	1,010,754	3,002
*	Twist Bioscience Corp.	90,501	2,977
*	Alignment Healthcare Inc.	174,858	2,948
*	CytomX Therapeutics Inc.	820,461	2,929
*	AtriCure Inc.	83,314	2,879
*,1	Coherus Oncology Inc.	1,572,694	2,642
*	Syndax Pharmaceuticals Inc.	191,123	2,618
*	Aveanna Healthcare Holdings Inc.	288,558	2,611
*	Arcturus Therapeutics Holdings Inc.	255,963	2,552
*	Kura Oncology Inc.	245,051	2,517
*	Novocure Ltd.	193,584	2,480
*	Vir Biotechnology Inc.	409,998	2,444
*	Terns Pharmaceuticals Inc.	292,365	2,415
*	Day One Biopharmaceuticals Inc.	316,296	2,353
*	Pediatrix Medical Group Inc.	126,346	2,144
*	Voyager Therapeutics Inc.	457,063	2,134
*	Organogenesis Holdings Inc.	492,497	2,093
*	Pacira BioSciences Inc.	93,666	2,003
*	Lantheus Holdings Inc.	33,573	1,937
*	Community Health Systems Inc.	493,287	1,914
*	Stoke Therapeutics Inc.	57,470	1,726
*	Owens & Minor Inc.	427,424	1,697
*	Aldeyra Therapeutics Inc.	331,506	1,681
	LeMaitre Vascular Inc.	19,310	1,672
*	Omnicell Inc.	49,260	1,654
*	Tactile Systems Technology Inc.	108,595	1,637
*	OptimizeRx Corp.	78,924	1,617
	CONMED Corp.	35,155	1,547
*,1	Ginkgo Bioworks Holdings Inc.	107,759	1,400
	Select Medical Holdings Corp.	98,792	1,366
*	Enanta Pharmaceuticals Inc.	119,191	1,306
*	Niagen Bioscience Inc.	168,651	1,272
*	Soleno Therapeutics Inc.	17,882	1,201
*	Agenus Inc.	290,646	1,154
*	Harmony Biosciences Holdings Inc.	39,133	1,118
	Phibro Animal Health Corp. Class A	25,773	1,084
*	SI-BONE Inc.	63,144	936
*	Zymeworks Inc.	48,200	920
*	Bioventus Inc. Class A	140,343	919
	iRadimed Corp.	11,870	912
	HealthStream Inc.	36,189	890
*	Inmode Ltd.	55,713	823
*	Altimmune Inc.	196,429	796
*	Alector Inc.	540,490	795
*	Mersana Therapeutics Inc.	80,273	769
*	Pennant Group Inc.	28,856	714
	Embecta Corp.	49,043	654
	Chemed Corp.	1,515	653
*	Joint Corp.	81,335	642
*	Quanterix Corp.	119,115	636
*	ClearPoint Neuro Inc.	27,395	636
*	Fulcrum Therapeutics Inc.	70,384	616
*	Codexis Inc.	186,328	442
*	MacroGenics Inc.	178,139	296
*	Corbus Pharmaceuticals Holdings Inc.	24,365	296
*	NeuroPace Inc.	27,918	278

Explorer Fund
		Shares	Market Value• ($000)
*	Aclaris Therapeutics Inc.	73,649	186
*,1,2	Cartesian Therapeutics Inc.	528,838	95
*,2	OmniAb Inc. 12.5 Earnout	84,348	—
*,2	OmniAb Inc. 15 Earnout	84,348	—
*,2	Carisma Therapeutics Inc. CVR	1,476,709	—
			3,649,979
Industrials (22.8%)
	Comfort Systems USA Inc.	192,379	185,757
*	Bloom Energy Corp. Class A	1,370,619	181,141
	BWX Technologies Inc.	842,212	179,905
*	Kirby Corp.	1,623,592	168,009
*	StandardAero Inc.	5,344,255	154,396
	Applied Industrial Technologies Inc.	568,928	146,266
	AAON Inc.	1,408,853	138,617
	Ryder System Inc.	771,106	130,494
*	RBC Bearings Inc.	303,697	130,143
*	Clean Harbors Inc.	581,017	122,310
	WESCO International Inc.	468,111	121,489
*	NEXTracker Inc. Class A	1,199,257	121,389
	Acuity Inc.	331,767	121,112
	Primoris Services Corp.	814,010	115,199
	GATX Corp.	724,626	113,658
*	Kratos Defense & Security Solutions Inc.	1,141,657	103,434
*	Middleby Corp.	775,542	96,346
*	API Group Corp.	2,481,601	91,373
*	XPO Inc.	634,439	91,277
	AerCap Holdings NV	698,513	90,974
	Rush Enterprises Inc. Class A	1,771,473	87,529
*	RXO Inc.	4,635,307	82,184
	Advanced Drainage Systems Inc.	573,880	80,372
	Korn Ferry	1,233,755	79,824
	FTAI Aviation Ltd.	438,130	75,753
*	Karman Holdings Inc.	891,444	75,095
	Science Applications International Corp.	781,528	73,237
	Vertiv Holdings Co. Class A	342,032	65,964
*	AeroVironment Inc.	163,929	60,639
	HEICO Corp. Class A	229,254	56,793
	Boise Cascade Co.	794,424	55,999
*	Rocket Lab Corp.	848,862	53,461
*	Trex Co. Inc.	1,037,103	50,113
	Federal Signal Corp.	405,591	47,872
	Maximus Inc.	510,689	42,448
	Verisk Analytics Inc.	188,866	41,316
*	SPX Technologies Inc.	179,888	40,275
*	GXO Logistics Inc.	711,215	39,977
	WillScot Holdings Corp.	1,722,560	37,466
	EMCOR Group Inc.	54,357	36,733
*	Cimpress plc	496,229	34,344
	Curtiss-Wright Corp.	56,868	33,878
*	Sterling Infrastructure Inc.	88,599	33,482
	Rockwell Automation Inc.	83,990	30,939
*	Generac Holdings Inc.	179,100	30,092
	Hubbell Inc.	62,322	29,291
*	SiteOne Landscape Supply Inc.	219,166	28,441
*,1	Legence Corp. Class A	658,229	27,231
	RB Global Inc. (XTSE)	268,674	26,658
	Sensata Technologies Holding plc	816,357	25,985
	JBT Marel Corp.	199,557	25,164
	EnerSys	182,920	23,077
	TriNet Group Inc.	369,796	22,188
	Griffon Corp.	286,940	21,236
*	Axon Enterprise Inc.	27,990	20,495
*	Saia Inc.	66,242	19,376
	Watts Water Technologies Inc. Class A	70,804	19,301
*	ACV Auctions Inc. Class A	2,062,392	18,706
	Regal Rexnord Corp.	129,537	18,250
	JB Hunt Transport Services Inc.	105,134	17,753
*	Casella Waste Systems Inc. Class A	187,218	16,582
	Allison Transmission Holdings Inc.	176,436	14,565

Explorer Fund
		Shares	Market Value• ($000)
	Mueller Water Products Inc. Class A	560,776	14,390
	GFL Environmental Inc. (XTSE)	319,434	13,956
*	MYR Group Inc.	63,047	13,725
*	Legalzoom.com Inc.	1,232,938	12,292
*	American Superconductor Corp.	201,003	11,905
	Powell Industries Inc.	30,337	11,631
*	Willdan Group Inc.	115,611	10,926
*	Huron Consulting Group Inc.	60,541	9,955
	ESCO Technologies Inc.	44,917	9,858
*	Xometry Inc. Class A	194,228	9,457
	Argan Inc.	30,132	9,227
	Alight Inc. Class A	3,041,087	8,758
	Timken Co.	110,480	8,674
	Toro Co.	115,932	8,664
	Leonardo DRS Inc.	232,754	8,510
*	Sun Country Airlines Holdings Inc.	670,386	8,232
*	Kornit Digital Ltd.	608,972	8,221
	Interface Inc.	326,322	8,125
*	Core & Main Inc. Class A	155,290	8,103
*	Alaska Air Group Inc.	188,256	7,856
	MSA Safety Inc.	47,594	7,474
	REV Group Inc.	130,860	6,709
*	Upwork Inc.	404,860	6,453
*	CoreCivic Inc.	343,770	6,370
*	Gibraltar Industries Inc.	90,738	5,661
*	Paylocity Holding Corp.	39,472	5,576
*,1	NuScale Power Corp.	118,251	5,306
	Donaldson Co. Inc.	61,745	5,202
*	DXP Enterprises Inc.	41,566	4,973
*	Joby Aviation Inc.	286,121	4,961
*	Astronics Corp.	98,701	4,854
*	Planet Labs PBC	357,890	4,814
	McGrath RentCorp.	44,790	4,812
	AZZ Inc.	45,419	4,535
	Pitney Bowes Inc.	451,611	4,462
*	Amprius Technologies Inc.	310,457	4,374
*	Energy Recovery Inc.	227,543	3,893
*	Dycom Industries Inc.	12,216	3,516
*	Power Solutions International Inc.	40,331	3,453
	Brady Corp. Class A	40,244	3,055
*	Blue Bird Corp.	56,737	2,835
	Enerpac Tool Group Corp.	67,232	2,759
*	Loar Holdings Inc.	33,516	2,652
*	Lyft Inc. Class A	122,749	2,511
*	GEO Group Inc.	145,258	2,465
*	Liquidity Services Inc.	102,329	2,450
	Moog Inc. Class A	11,653	2,387
	Marten Transport Ltd.	230,514	2,363
	Trinity Industries Inc.	85,562	2,342
	HNI Corp.	55,806	2,284
*	Enovix Corp.	181,250	2,173
	Costamare Inc.	176,445	2,156
	ArcBest Corp.	27,966	2,078
*	Archer Aviation Inc. Class A	184,435	2,069
	Allient Inc.	37,666	2,060
	Genpact Ltd.	45,902	1,751
*,1	Microvast Holdings Inc.	268,516	1,463
	Tennant Co.	18,010	1,441
*	ExlService Holdings Inc.	36,030	1,409
*	Innodata Inc.	16,041	1,197
*	American Airlines Group Inc.	86,864	1,141
	Armstrong World Industries Inc.	5,219	994
*	Allegiant Travel Co.	13,494	839
	Lindsay Corp.	7,443	828
	Barrett Business Services Inc.	19,935	807
	Douglas Dynamics Inc.	25,621	775
*	Hudson Technologies Inc.	84,041	763
*	V2X Inc.	12,644	722
*	IBEX Holdings Ltd.	18,504	692
	Kforce Inc.	27,322	691

Explorer Fund
		Shares	Market Value• ($000)
	CRA International Inc.	3,363	641
*	Thermon Group Holdings Inc.	21,383	614
	Hyster-Yale Inc.	16,302	586
*	Franklin Covey Co.	32,242	547
	Insteel Industries Inc.	17,399	544
			4,680,320
Information Technology (19.3%)
*	Guidewire Software Inc.	924,905	216,095
*	Coherent Corp.	1,386,471	182,959
*	Fabrinet	390,370	171,985
*	Pure Storage Inc. Class A	1,652,399	163,092
*	Dynatrace Inc.	3,139,594	158,769
*	MACOM Technology Solutions Holdings Inc.	1,046,110	154,960
*	Wix.com Ltd.	1,047,999	152,526
*	Credo Technology Group Holding Ltd.	687,305	128,952
*	Unity Software Inc.	3,252,642	123,275
*	Procore Technologies Inc.	1,532,122	113,101
	Crane NXT Co.	1,617,858	102,330
*	Tower Semiconductor Ltd.	1,186,635	101,066
*	Cirrus Logic Inc.	708,389	93,968
*	Lattice Semiconductor Corp.	1,122,758	81,916
	Pegasystems Inc.	1,253,608	79,792
*	Viavi Solutions Inc.	4,316,900	76,409
*	Teledyne Technologies Inc.	143,130	75,404
*	Rubrik Inc. Class A	987,885	74,358
	Power Integrations Inc.	1,566,967	65,640
*	Manhattan Associates Inc.	327,675	59,660
*	Astera Labs Inc.	312,733	58,381
*	Silicon Laboratories Inc.	426,765	55,940
*	Ciena Corp.	263,598	50,063
*	Trimble Inc.	609,514	48,609
*	Monday.com Ltd.	229,132	47,027
*	CyberArk Software Ltd.	82,054	42,732
*	SentinelOne Inc. Class A	2,307,816	41,195
*	PTC Inc.	197,278	39,168
*	Allegro MicroSystems Inc.	1,283,947	38,416
*	Tyler Technologies Inc.	72,971	34,753
*	Ambarella Inc.	389,443	33,192
*	GLOBALFOUNDRIES Inc.	917,759	32,672
*	Varonis Systems Inc.	899,525	31,690
*	IonQ Inc.	507,731	31,672
*	Elastic NV	351,025	31,318
*	Rigetti Computing Inc.	688,154	30,465
*,1	Alkami Technology Inc.	1,492,698	30,287
*	Clearwater Analytics Holdings Inc. Class A	1,639,172	30,177
*	Onto Innovation Inc.	216,984	29,284
	Clear Secure Inc. Class A	916,599	27,929
*	Nutanix Inc. Class A	343,207	24,450
*	Rambus Inc.	233,688	24,032
*	SailPoint Inc.	1,078,877	23,390
*	Sprout Social Inc. Class A	2,167,272	22,258
*	Extreme Networks Inc.	1,167,603	22,208
*	Tenable Holdings Inc.	740,326	21,484
*	Okta Inc.	226,332	20,716
	Cognex Corp.	500,207	20,704
*	nCino Inc.	765,899	20,434
	Microchip Technology Inc.	322,464	20,128
*	ON Semiconductor Corp.	401,703	20,117
*	Dropbox Inc. Class A	658,824	19,106
*	RingCentral Inc. Class A	616,472	18,568
*,1	D-Wave Quantum Inc.	499,730	18,520
*	Braze Inc. Class A	586,598	16,812
	Jabil Inc.	73,484	16,232
*	Calix Inc.	229,384	15,694
*	Zeta Global Holdings Corp. Class A	853,265	15,350
*	Appian Corp. Class A	499,912	14,962
*	Commvault Systems Inc.	102,589	14,282
*	UiPath Inc. Class A	837,192	13,278
*	Klaviyo Inc. Class A	496,263	12,903

Explorer Fund
		Shares	Market Value• ($000)
	Entegris Inc.	138,075	12,644
*	Consensus Cloud Solutions Inc.	425,598	12,479
*	nLight Inc.	375,302	12,389
*	Asana Inc. Class A	859,961	12,082
*	PagerDuty Inc.	736,316	11,825
*	MaxLinear Inc.	765,651	11,600
	InterDigital Inc.	31,967	11,571
*	N-able Inc.	1,477,541	11,569
*	Penguin Solutions Inc.	516,858	11,510
*	Workiva Inc.	130,652	11,107
	A10 Networks Inc.	592,943	10,578
*	Semtech Corp.	151,328	10,269
*	Yext Inc.	1,203,549	10,194
*	Arlo Technologies Inc.	512,620	9,914
*	Applied Digital Corp.	264,738	9,176
*	Domo Inc. Class B	662,331	9,074
*	Via Transportation Inc. Class A	164,233	8,775
*	Cellebrite DI Ltd.	511,970	8,734
*	Blackbaud Inc.	130,728	8,372
*	Sanmina Corp.	57,431	7,871
*	Kyndryl Holdings Inc.	262,544	7,593
*	Rapid7 Inc.	404,690	7,491
*,1	SoundHound AI Inc. Class A	422,162	7,438
*	Harmonic Inc.	692,356	7,408
*	LiveRamp Holdings Inc.	268,571	7,343
*	Netskope Inc. Class A	310,000	7,328
*	AppLovin Corp. Class A	10,896	6,944
*	Confluent Inc. Class A	282,272	6,597
*	CommScope Holding Co. Inc.	368,689	6,378
*	eGain Corp.	440,680	6,355
	MKS Inc.	43,541	6,257
*	Q2 Holdings Inc.	95,369	5,890
*	Five9 Inc.	240,754	5,845
*	DigitalOcean Holdings Inc.	141,598	5,757
*	Ultra Clean Holdings Inc.	191,345	5,245
*	Commerce.com Inc.	1,097,342	5,081
*	Ouster Inc.	149,487	4,987
*	Pagaya Technologies Ltd. Class A	179,094	4,816
*	FormFactor Inc.	84,460	4,641
*	Evolv Technologies Holdings Inc.	595,711	4,611
*	Gitlab Inc. Class A	87,481	4,265
*	CEVA Inc.	156,329	4,254
*	Freshworks Inc. Class A	371,937	4,128
*	Sprinklr Inc. Class A	524,517	4,049
*	ADTRAN Holdings Inc.	357,992	3,730
*	PDF Solutions Inc.	127,689	3,720
	Kulicke & Soffa Industries Inc.	91,860	3,668
*	SkyWater Technology Inc.	158,045	2,763
*	Quantum Computing Inc.	160,834	2,688
*	8x8 Inc.	1,265,102	2,328
*	Plexus Corp.	16,494	2,308
*	ACM Research Inc. Class A	50,999	2,114
*	Weave Communications Inc.	281,433	2,085
*	Life360 Inc.	20,893	2,062
*	Frequency Electronics Inc.	55,355	2,033
	Hackett Group Inc.	106,417	1,927
*	Turtle Beach Corp.	111,799	1,889
*	AvePoint Inc.	126,339	1,778
*	Corsair Gaming Inc.	212,625	1,733
*	Fastly Inc. Class A	155,977	1,293
*,1	Ambiq Micro Inc.	41,432	1,266
*	Enphase Energy Inc.	40,958	1,250
	Amkor Technology Inc.	33,599	1,085
*	indie Semiconductor Inc. Class A	195,474	1,052
*	Digital Turbine Inc.	165,171	1,031
*	Teradata Corp.	44,862	935
	OneSpan Inc.	80,573	919
*	Impinj Inc.	3,810	770
*	Cerence Inc.	69,036	741
*	Rezolve AI plc	172,248	739

Explorer Fund
		Shares	Market Value• ($000)
*	Alpha & Omega Semiconductor Ltd.	26,248	737
*	Itron Inc.	5,611	563
*	inTEST Corp.	58,088	493
*	Upland Software Inc.	233,415	485
*	Viant Technology Inc. Class A	48,966	435
*	Intapp Inc.	10,968	421
			3,960,330
Materials (2.4%)
*	James Hardie Industries plc	4,600,545	96,289
	Cabot Corp.	1,245,407	84,040
*	Axalta Coating Systems Ltd.	2,913,743	82,954
	Graphic Packaging Holding Co.	4,135,501	66,127
	Balchem Corp.	186,188	28,559
*	Knife River Corp.	421,781	25,501
	United States Lime & Minerals Inc.	188,540	22,101
	Eagle Materials Inc.	67,607	14,354
	Kaiser Aluminum Corp.	121,195	10,972
	Carpenter Technology Corp.	32,130	10,150
*	Constellium SE	606,160	9,535
	Sealed Air Corp.	208,721	6,994
*	O-I Glass Inc.	427,141	4,823
	Innospec Inc.	64,098	4,716
*	Century Aluminum Co.	137,388	4,070
	Sylvamo Corp.	99,332	4,033
*	Coeur Mining Inc.	225,002	3,863
*	Compass Minerals International Inc.	142,633	2,473
	Myers Industries Inc.	105,208	1,823
*	Ingevity Corp.	29,698	1,595
	Louisiana-Pacific Corp.	12,730	1,109
	Sensient Technologies Corp.	10,017	945
	Orion SA	112,449	596
			487,622
Other (1.3%)
[1,3]	Vanguard Small-Cap ETF	1,049,897	267,713
Real Estate (2.8%)
	CareTrust REIT Inc.	3,194,279	110,682
	Rexford Industrial Realty Inc.	2,484,087	102,643
	Phillips Edison & Co. Inc.	2,982,447	100,926
	Essential Properties Realty Trust Inc.	2,882,010	86,114
	Douglas Emmett Inc.	4,318,230	55,878
*	CoStar Group Inc.	467,441	32,165
	Colliers International Group Inc.	147,648	23,554
*	Jones Lang LaSalle Inc.	58,735	17,920
	Xenia Hotels & Resorts Inc.	1,156,248	14,222
	DiamondRock Hospitality Co.	1,202,352	9,402
	Sunstone Hotel Investors Inc.	825,112	7,302
	Tanger Inc.	109,305	3,559
*	Compass Inc. Class A	366,178	2,823
	American Healthcare REIT Inc.	29,883	1,354
	Gladstone Commercial Corp.	103,725	1,186
	RMR Group Inc. Class A	56,973	881
			570,611
Utilities (1.5%)
	IDACORP Inc.	847,127	109,296
	NiSource Inc.	2,467,926	103,925
	ONE Gas Inc.	1,050,279	84,222
	NRG Energy Inc.	100,636	17,295
*	Hallador Energy Co.	94,534	2,045
	National Fuel Gas Co.	11,138	879
	MGE Energy Inc.	9,849	816
			318,478
Total Common Stocks (Cost $15,157,565)			20,206,285
Temporary Cash Investments (2.1%)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.141%	3,046,003	304,600

Explorer Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (0.6%)
Deutsche Bank Securities Inc. 4.160%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $66,223, collateralized by U.S. Treasury Obligations 3.875%–4.625%, 5/15/2043–2/15/2055, with a value of $67,524)	66,200	66,200
HSBC Bank USA 4.150%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $66,223, collateralized by U.S. Government Agency Obligations 1.500%–7.000%, 10/1/2031–8/1/2055, with a value of $67,524)	66,200	66,200
		132,400
Total Temporary Cash Investments (Cost $436,956)		437,000
Total Investments (100.5%) (Cost $15,594,521)		20,643,285
Other Assets and Liabilities—Net (-0.5%)		(98,471)
Net Assets (100%)		20,544,814
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $81,274.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $84,746 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	1,342	167,072	(2,003)

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $15,078,644)	20,070,972
Affiliated Issuers (Cost $515,877)	572,313
Total Investments in Securities	20,643,285
Investment in Vanguard	500
Cash	71
Cash Collateral Pledged—Futures Contracts	12,368
Receivables for Investment Securities Sold	44,157
Receivables for Accrued Income	3,521
Receivables for Capital Shares Issued	6,264
Variation Margin Receivable—Futures Contracts	964
Total Assets	20,711,130
Liabilities
Payables for Investment Securities Purchased	56,454
Collateral for Securities on Loan	84,746
Payables to Investment Advisor	6,496
Payables for Capital Shares Redeemed	17,255
Payables to Vanguard	1,365
Total Liabilities	166,316
Net Assets	20,544,814
1 Includes $81,274 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	14,217,708
Total Distributable Earnings (Loss)	6,327,106
Net Assets	20,544,814

Investor Shares—Net Assets
Applicable to 17,399,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,127,026
Net Asset Value Per Share—Investor Shares	$122.25

Admiral™ Shares—Net Assets
Applicable to 161,933,647 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,417,788
Net Asset Value Per Share—Admiral Shares	$113.74

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	154,720
Dividends—Affiliated Issuers	3,643
Interest—Unaffiliated Issuers	4,887
Interest—Affiliated Issuers	12,352
Securities Lending—Net	528
Total Income	176,130
Expenses
Investment Advisory Fees—Note B
Basic Fee	34,491
Performance Adjustment	(3,776)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,087
Management and Administrative—Admiral Shares	23,277
Marketing and Distribution—Investor Shares	97
Marketing and Distribution—Admiral Shares	818
Custodian Fees	219
Auditing Fees	44
Shareholders’ Reports and Proxy Fees—Investor Shares	67
Shareholders’ Reports and Proxy Fees—Admiral Shares	330
Trustees’ Fees and Expenses	11
Other Expenses	29
Total Expenses	61,694
Expenses Paid Indirectly	(34)
Net Expenses	61,660
Net Investment Income	114,470
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,444,787
Investment Securities Sold—Affiliated Issuers	(47,445)
Futures Contracts	43,348
Realized Net Gain (Loss)	1,440,690
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(165,054)
Investment Securities—Affiliated Issuers	45,575
Futures Contracts	949
Change in Unrealized Appreciation (Depreciation)	(118,530)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,436,630
1	Dividends are net of foreign withholding taxes of $298.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	114,470	121,348
Realized Net Gain (Loss)	1,440,690	1,299,546
Change in Unrealized Appreciation (Depreciation)	(118,530)	4,178,446
Net Increase (Decrease) in Net Assets Resulting from Operations	1,436,630	5,599,340
Distributions
Investor Shares	(193,539)	(25,315)
Admiral Shares	(1,182,252)	(160,709)
Total Distributions	(1,375,791)	(186,024)
Capital Share Transactions
Investor Shares	(938,928)	(266,917)
Admiral Shares	(556,995)	(1,101,470)
Net Increase (Decrease) from Capital Share Transactions	(1,495,923)	(1,368,387)
Total Increase (Decrease)	(1,435,084)	4,044,929
Net Assets
Beginning of Period	21,979,898	17,934,969
End of Period	20,544,814	21,979,898

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$120.89	$92.60	$99.70	$151.47	$110.44
Investment Operations
Net Investment Income[1]	.516	.535	.563	.349	.206
Net Realized and Unrealized Gain (Loss) on Investments	8.321	28.636	(2.910)	(31.635)	49.372
Total from Investment Operations	8.837	29.171	(2.347)	(31.286)	49.578
Distributions
Dividends from Net Investment Income	(.487)	(.579)	(.360)	(.278)	(.158)
Distributions from Realized Capital Gains	(6.990)	(.302)	(4.393)	(20.206)	(8.390)
Total Distributions	(7.477)	(.881)	(4.753)	(20.484)	(8.548)
Net Asset Value, End of Period	$122.25	$120.89	$92.60	$99.70	$151.47
Total Return[2]	7.70%	31.61%	-2.33%	-23.09%	46.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,127	$3,172	$2,637	$2,894	$4,074
Ratio of Total Expenses to Average Net Assets[3]	0.39%[4]	0.44%[5]	0.45%[4]	0.45%[4]	0.40%
Ratio of Net Investment Income to Average Net Assets	0.45%	0.47%	0.56%	0.31%	0.15%
Portfolio Turnover Rate	51%	35%	40%	44%	45%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), 0.03%, 0.04%, 0.04%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.39%, 0.45%, and 0.45%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.44%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$112.49	$86.15	$92.79	$141.02	$102.82
Investment Operations
Net Investment Income[1]	.605	.614	.625	.437	.321
Net Realized and Unrealized Gain (Loss) on Investments	7.734	26.647	(2.730)	(29.417)	45.967
Total from Investment Operations	8.339	27.261	(2.105)	(28.980)	46.288
Distributions
Dividends from Net Investment Income	(.584)	(.640)	(.447)	(.434)	(.275)
Distributions from Realized Capital Gains	(6.505)	(.281)	(4.088)	(18.816)	(7.813)
Total Distributions	(7.089)	(.921)	(4.535)	(19.250)	(8.088)
Net Asset Value, End of Period	$113.74	$112.49	$86.15	$92.79	$141.02
Total Return[2]	7.82%	31.76%	-2.24%	-23.00%	46.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,418	$18,808	$15,298	$16,157	$20,594
Ratio of Total Expenses to Average Net Assets[3]	0.28%[4]	0.33%[5]	0.34%[4]	0.34%[4]	0.29%
Ratio of Net Investment Income to Average Net Assets	0.56%	0.58%	0.67%	0.42%	0.25%
Portfolio Turnover Rate	51%	35%	40%	44%	45%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), 0.03%, 0.04%, 0.04%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.28%, 0.34%, and 0.34%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.33%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Notes to Financial Statements
Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Explorer Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company LLP, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company LLP and ClearBridge Investments, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding three years. The basic fees of Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding five years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $1,083,000 for the year ended October 31, 2025.
For the year ended October 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.17% of the fund’s average net assets, before a net decrease of $3,776,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $500,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2025, these arrangements reduced the fund’s expenses by $34,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Explorer Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,206,190	—	95	20,206,285
Temporary Cash Investments	304,600	132,400	—	437,000
Total	20,510,790	132,400	95	20,643,285
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(2,003)	—	—	(2,003)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	91,258
Total Distributable Earnings (Loss)	(91,258)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	141,953
Undistributed Long-Term Gains	1,257,681
Net Unrealized Gains (Losses)	4,927,472
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	6,327,106
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	282,657	148,393
Long-Term Capital Gains	1,093,134	37,631
Total	1,375,791	186,024
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,715,813
Gross Unrealized Appreciation	6,320,687
Gross Unrealized Depreciation	(1,393,215)
Net Unrealized Appreciation (Depreciation)	4,927,472
G.	During the year ended October 31, 2025, the fund purchased $10,570,994,000 of investment securities and sold $13,109,526,000 of investment securities, other than temporary cash investments.

Explorer Fund
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $6,280,000 and sales were $35,892,000, resulting in net realized loss of $6,817,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	194,951	1,648	257,372	2,387
Issued in Lieu of Cash Distributions	187,377	1,630	24,490	225
Redeemed	(1,321,256)	(12,115)	(548,779)	(4,850)
Net Increase (Decrease)—Investor Shares	(938,928)	(8,837)	(266,917)	(2,238)
Admiral Shares
Issued	1,833,923	17,083	1,986,204	18,963
Issued in Lieu of Cash Distributions	1,092,290	10,222	148,486	1,468
Redeemed	(3,483,208)	(32,570)	(3,236,160)	(30,799)
Net Increase (Decrease)—Admiral Shares	(556,995)	(5,265)	(1,101,470)	(10,368)
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
Nevro Corp.	11,673	—	12,236	(34,367)	34,930	—	—	—
Sterling Check Corp.	95,092	—	99,216	(8,003)	12,127	—	—	—
Vanguard Market Liquidity Fund	311,615	NA1	NA1	65	(25)	12,352	—	304,600
Vanguard Small-Cap ETF	199,620	845,100	770,410	(5,140)	(1,457)	3,643	—	267,713
Total	618,000	845,100	881,862	(47,445)	45,575	15,995	—	572,313
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Vanguard Explorer Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Explorer Fund (the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 43.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $139,222,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $4,666,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,173,618,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q240 122025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements

A majority of independent trustees of the board of Vanguard Explorer Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management); Stephens Investment Management Group, LLC (SIMG); ArrowMark Colorado Holdings, LLC (ArrowMark Partners); and ClearBridge Investments, LLC (ClearBridge).The trustees determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders. The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group, is also advisor to the fund.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The trustees considered the following:

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests opportunistically in a diversified portfolio of high-quality stocks. The advisor attempts to identify companies with key success factors such as top market share, substantial insider ownership, and fully funded business plans. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised a portion of the fund since its inception in 1967.

SIMG. Founded in 2005, SIMG is a subsidiary of Stephens Investments Holdings LLC, a privately held and family-owned company. SIMG specializes in equity investment management focused on small- and mid-cap growth companies. The team employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening, seeking to identify companies that will exhibit potential for superior earnings growth. There are two different types of stocks in which the team invests: core growth and earnings catalyst. The characteristic SIMG seeks for core growth stocks is consistent and predictable earnings growth that is generated by unique, defensible business models. For earnings catalyst stocks, SIMG looks for inflection points such as large earnings surprises or positive revisions to earnings estimates or guidance. The team generally requires all stocks to be profitable or on the cusp of profitability and exhibiting at least 12% earnings growth. SIMG has managed a portion of the fund since 2013.

ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of strategies, including equities, fixed income, and structured products to institutional, high-net-worth, and retail investors. Using in-depth, fundamental research, the investment team seeks to identify companies that it believes can control their own economic destiny. These are companies with strong competitive advantages, high barriers to entry, large potential markets for their products, and high-quality businesses focused on future growth. In evaluating companies and constructing the portfolio, ArrowMark Partners places significant emphasis on understanding risk in the belief that avoiding large mistakes is the key to success in small-capitalization investing. ArrowMark Partners has managed a portion of the fund since 2014.

ClearBridge. With a legacy dating back to 1962, ClearBridge, a wholly owned subsidiary of Franklin Resources, Inc., is a global investment manager that offers a wide range of strategies, including domestic, international, global, and special equity and fixed income strategies. The ClearBridge SMID Cap Growth strategy employed in the Vanguard Explorer Fund takes a disciplined, consistent, patient, and risk-aware approach. ClearBridge works to identify and own quality growth companies with large exploitable opportunities. The team’s patient approach to security selection and position management is designed to invest in multi-year opportunities that allow for the compounding effect of earnings. At the security level, the team seeks to “de-risk” an idea through fundamental analysis, understanding downside scenarios, and entering a position with sensitivity to valuation. ClearBridge has managed a portion of the fund since 2017.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 1997.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that each advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rates were also below the peer-group average.

The trustees did not consider the profitability of Wellington Management, SIMG, ArrowMark Partners, or ClearBridge in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The trustees do not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management, SIMG, ArrowMark Partners, and ClearBridge. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The trustees also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewirth.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

VANGUARD EXPLORER FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.